COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands	Dec. 31, 2014 USD ($)
Operating Leased Assets [Line Items]
2015	$ 247
2016	197
2017	20
Operating Leases, Future Minimum Payments Due, Total	464
Motor Vehicles [Member]
Operating Leased Assets [Line Items]
2015	112
2016	62
2017	20
Operating Leases, Future Minimum Payments Due, Total	194
Facilities [Member]
Operating Leased Assets [Line Items]
2015	135
2016	135
2017	0
Operating Leases, Future Minimum Payments Due, Total	$ 270